Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated all known events and transactions that occurred after June 30, 2024 through the date of the issuance of these consolidated financial statements, and determined that that no subsequent events have occurred that would require recognition or disclosure in these financial statements, except as disclosed elsewhere in these notes to the consolidated financial statements.